Deposits from central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2022
Deposits From Central Banks And Credit Institutions [Abstract]
Schedule of deposits from central banks and credit institutions
The detail, by classification, counterparty, type and currency, of Deposits from central banks and 'Deposits from credit institutions' in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
CENTRAL BANKS
Classification
Financial liabilities held for trading	5,757	1,038	—
Financial liabilities designated at fair value through profit or loss	1,740	607	2,490
Financial liabilities at amortized cost	76,952	139,757	112,804
	84,449	141,402	115,294
Type
Deposits on demand	—	10	10
Time deposits	72,320	134,439	108,090
Reverse repurchase agreements	12,129	6,953	7,194
	84,449	141,402	115,294
CREDIT INSTITUTIONS
Classification
Financial liabilities held for trading	9,796	6,488	—
Financial liabilities designated at fair value through profit or loss	1,958	1,064	6,765
Financial liabilities at amortized cost	68,582	52,235	62,620
	80,336	59,787	69,385
Type
Deposits on demand	6,808	6,139	5,727
Time deposits	49,221	37,332	43,308
Reverse repurchase agreements	24,245	16,198	20,179
Subordinated deposits	62	118	171
	80,336	59,787	69,385
Currency
Euro	65,133	107,908	104,499
Pound sterling	35,357	42,451	23,339
US dollar	30,924	24,012	26,581
Brazilian real	14,195	11,297	12,356
Other currencies	19,176	15,521	17,904
TOTAL	164,785	201,189	184,679